Share-Based Incentives (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Activity summary of share-based incentives
The following table provides an activity summary of the Company's Class B shares, Class C shares, and RSUs outstanding:

RSUs (1)
Outstanding December 31, 2020	—
Granted	263,214
Outstanding December 31, 2021	263,214

(1) For RSUs, the number of grants in the table are shown at the maximum number that can be attained if the performance conditions are fully met for personal and Company performance.

	Restricted Class C shares	Unrestricted Class C shares	Total Class C shares
Outstanding December 31, 2020	—	—	—
Granted	7,373	—	7,373
Purchased	—	2,072	2,072
Outstanding December 31, 2021	7,373	2,072	9,445

	Restricted Class B shares	Unrestricted Class B shares	Total Class B shares
Outstanding December 31, 2018	161,810	183,834	345,644
Granted	117,929	—	117,929
Purchased	—	18,875	18,875
Repurchased	(100,407)	(100,273)	(200,680)
Outstanding December 31, 2019	179,332	102,436	281,768
Granted	167,202	—	167,202
Purchased	—	38,838	38,838
Repurchased	(129,583)	(83,561)	(213,144)
Expiration of restricted period	(27,785)	27,785	—
Outstanding December 31, 2020	189,166	85,498	274,664
Repurchased	(29,048)	(22,957)	(52,005)
Expiration of restricted period	(20,298)	20,298	—
Outstanding December 31, 2021	139,820	82,839	222,659